Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2024
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2022, 2023 and 2024 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2022	2023	2024	2022		2023			2024
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits		Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥44,160	¥41,026	¥34,653	¥16,853	¥140	¥16,808		¥97	¥13,055	¥52
Interest cost on projected benefit obligation	11,995	14,356	20,547	11,233	494	20,573		1,002	8,414	1,216
Expected return on plan assets	(81,902)	(84,084)	(83,130)	(33,269)	(2,415)	(44,590)		(3,200)	(10,810)	(1,503)
Amortization of net actuarial loss (gain)	770	1,446	(591)	16,573	(64)	7,534		155	1,362	1,191
Amortization of prior service cost	(1,280)	(1,396)	(1,974)	(2,802)	(385)	(3,124)		(432)	(952)	(426)
Loss (gain) on settlements and curtailment	(5,820)	(4,860)	(13,659)	44	—	84,345	(1)	—	1,803	—
Other	—	—	(194)	—	—	—		—	3,939	6
Net periodic benefit cost (income)	¥(32,077)	¥(33,512)	¥(44,348)	¥8,632	¥(2,230)	¥81,546		¥(2,378)	¥16,811	¥536

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.

Summary of Assumptions Used in Computation
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2022	2023	2024	2022		2023		2024
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.71%	0.86%	1.36%	2.19%	1.82%	2.51%	2.21%	4.74%	4.59%
Discount rates in determining benefit obligation	0.86	1.36	1.70	2.78	2.63	4.76	4.68	5.06	5.06
Rates of increase in future compensation level for determining expense	3.46	3.46	3.47	5.09	—	5.04	—	5.09	—
Rates of increase in future compensation level for determining benefit obligation	3.46	3.47	3.49	5.04	—	5.09	—	5.50	—
Expected rates of return on plan assets	2.89	2.93	2.97	5.91	7.00	4.86	5.50	4.98	6.25
Cash balance crediting rate for determining expense	2.46	2.46	2.46	1.62	—	1.94	—	3.72	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.46	1.94	—	3.72	—	4.38	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries
The following table presents the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	2023(1)	2024(1)
Initial trend rate	7.00%	7.50%
Ultimate trend rate	4.50%	4.00%
Year the rate reaches the ultimate trend rate	2031	2033

Note:
(1)Fiscal years of foreign subsidiaries end on December 31. Therefore, the above table presents the rates and amounts at December 31, 2022 and 2023, respectively.
Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2023 and 2024:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2023	2024		2023			2024
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP		Pension benefits		Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,692,105	¥1,547,273		¥619,739		¥30,791	¥194,843	¥24,195
Service cost	41,026	34,653		16,808		97	13,055	52
Interest cost	14,356	20,547		20,573		1,002	8,414	1,216
Plan participants’ contributions	—	—		—		689	—	477
Acquisitions/ Divestitures	(584)	(216)		(77,231)		(3,818)	2,173	—
Amendments	—	—		(1,250)		—	(608)	—
Actuarial loss (gain)	(113,554)	(69,696)	(1)	(98,693)	(1)	(5,329)	(1,190)	(643)
Benefits paid	(65,897)	(65,641)		(33,456)		(3,785)	(30,940)	(2,676)
Lump-sum payment	(20,179)	(18,341)		(4,476)		—	(4,087)	—
Translation adjustments and other	—	—		(247,171)	(2)	4,548	16,341	3,098
Benefit obligation at end of fiscal year	1,547,273	1,448,579		194,843		24,195	198,001	25,719
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,890,503	2,774,572		705,864		39,528	215,819	22,197
Actual return on plan assets	(76,526)	598,836		(126,085)		(6,722)	(6,764)	620
Employer contributions	26,734	25,521		1,277		(8,104)	2,045	148
Acquisitions/ Divestitures	(242)	42		(100,438)		(5,649)	—	—
Plan participants’ contributions	—	—		—		689	—	477
Benefits paid	(65,897)	(65,641)		(33,456)		(3,785)	(30,940)	(2,676)
Translation adjustments and other	—	—		(231,343)	(2)	6,240	16,831	2,905
Fair value of plan assets at end of fiscal year	2,774,572	3,333,330		215,819		22,197	196,991	23,671
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,245,150	¥1,902,768		¥89,109		¥1,110	¥82,633	¥1,359
Accrued benefit cost	(17,851)	(18,017)		(68,133)		(3,108)	(83,643)	(3,407)
Net amount recognized	¥1,227,299	¥1,884,751		¥20,976		¥(1,998)	¥(1,010)	¥(2,048)

Notes:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2023 and 2024 primarily result from changes in the discount rate.
(2)In connection with a pension buyout transaction, portions of the defined benefit pension plans of MUFG Bank’s overseas branches were transferred. The related obligations and assets were ¥327,203 million and ¥327,203 million, respectively.

Aggregated Accumulated Benefit Obligations
The aggregated accumulated benefit obligations of these plans at March 31, 2023 and 2024 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2023	2024	2023	2024
	(in millions)
Aggregated accumulated benefit obligations	¥1,521,419	¥1,425,853	¥170,917	¥170,240

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2023 and 2024 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2023	2024	2023	2024
	(in millions)
Projected benefit obligations	¥24,918	¥24,655	¥81,128	¥93,353
Accumulated benefit obligations	24,918	24,655	62,308	66,804
Fair value of plan assets	7,315	7,771	12,995	9,708

Amounts Recognized in Accumulated OCI
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2023 and 2024:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2023	2024	2023		2024
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥32,257	¥(538,886)	¥21,347	¥2,729	¥38,090	¥2,105
Prior service cost	(1,449)	525	(1,747)	(1,375)	(1,652)	(1,114)
Gross amount recognized in Accumulated OCI	30,808	(538,361)	19,600	1,354	36,438	991
Taxes	(52,367)	121,569	(6,135)	(736)	(10,946)	(306)
Net amount recognized in Accumulated OCI	¥(21,559)	¥(416,792)	¥13,465	¥618	¥25,492	¥685

Amounts Recognized in OCI
The following table presents OCI for the fiscal years ended March 31, 2023 and 2024:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2023	2024	2023			2024
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits		Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥47,026	¥(585,393)	¥59,505		¥4,129	¥16,352	¥240
Prior service cost arising during the year	—	—	(597)		—	(608)	—
Losses (gains) due to amortization:
Net actuarial loss (gain)	(1,446)	591	(7,534)		(155)	(1,362)	(1,191)
Prior service cost	1,396	1,974	3,124		432	952	426
Curtailment and settlement	4,860	13,659	(84,345)	(1)	—	(1,803)	—
Foreign currency translation adjustments	—	—	6,096		(332)	3,307	162
Total changes in Accumulated OCI	¥51,836	¥(569,169)	¥(23,751)		¥4,074	¥16,838	¥(363)

Note:
(1)A one-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2024 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.6%	—%	—%
Japanese debt securities	23.2	—	—
Non-Japanese equity securities	13.7	28.6	30.0
Non-Japanese debt securities	21.5	59.8	64.0
Real estate	1.2	6.6	6.0
Short-term assets and other	4.8	5.0	—
Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2025	¥80,546	¥11,604	¥2,581
2026	78,019	11,835	2,462
2027	77,061	14,068	2,338
2028	77,552	14,628	2,187
2029	77,086	15,086	2,051
Thereafter (2030-2034)	364,282	112,240	8,844

Fair Value of Each Major Category of Plan Assets
The following tables present the fair value of each major category of plan assets as of March 31, 2023 and 2024:
Pension benefits and SIP Investments:

At March 31, 2023	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥133,664	¥—	¥—	¥133,664	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	2,632	2,339	—	4,971
Other debt securities	2,793	6,251	40	9,084	—	15,749	—	15,749
Japanese marketable equity securities	809,371	—	—	809,371	—	—	—	—
Non-Japanese marketable equity securities	78,840	165	—	79,005	3	—	—	3
Other investment funds	—	—	—	—	38	59,023	—	59,061
Japanese general account of life insurance companies(1)	—	205,117	—	205,117	—	—	—	—
Other investments	19,644	4,677	—	24,321	2,937	1,869	25,362	30,168
Total	¥1,044,312	¥216,210	¥40	¥1,260,562	¥5,610	¥78,980	¥25,362	¥109,952

At March 31, 2024	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥57,220	¥—	¥—	¥57,220	¥—	¥—	¥—	¥—
Non-Japanese government bonds	5,880	—	—	5,880	10,226	2,744	—	12,970
Other debt securities	4,404	112,628	2,548	119,580	—	44,397	—	44,397
Japanese marketable equity securities	1,030,420	—	—	1,030,420	—	—	—	—
Non-Japanese marketable equity securities	96,727	453	—	97,180	—	—	—	—
Other investment funds	—	—	—	—	600	45,098	—	45,698
Japanese general account of life insurance companies(1)	—	199,432	—	199,432	—	—	—	—
Other investments	16,823	11,393	—	28,216	3,363	1,414	432	5,209
Total	¥1,211,474	¥323,906	¥2,548	¥1,537,928	¥14,189	¥93,653	¥432	¥108,274

Note:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2022 to March 31, 2023 and 0.95% from April 1, 2023 to March 31, 2024.
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent)
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2023 and 2024:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2023		2024		2023		2024
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥71,753		¥74,802		¥—		¥—
Japanese debt securities	120,108		203,075		—		—
Non-Japanese marketable equity securities	186,555		195,320		—		—
Non-Japanese debt securities	332,691		290,985		—		—
Other	76,892		89,894		—		—
Total pooled funds	787,999		854,076		—		—
Other investment funds	726,011	(1)	941,326	(1)	105,867	(2)	88,717	(2)
Total	¥1,514,010		¥1,795,402		¥105,867		¥88,717

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥690,781 million and ¥12,351 million, respectively, at March 31, 2023 and ¥899,855 million and ¥11,876 million, respectively, at March 31, 2024.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥12,136 million, ¥63,759 million and ¥29,756 million, respectively, at March 31, 2023 and ¥5,983 million, ¥50,248 million and ¥32,294 million, respectively, at March 31, 2024.